Stock And Stock Options (FY)	12 Months Ended
Dec. 31, 2019
Stock And Stock Options [Abstract]
Stock And Stock Options
12. Stock and Stock Options

In October 2000, the Company approved a Stock Incentive Plan which was effective for a ten-year period commencing on October 25, 2000 and ending on October 24, 2010.  The aggregate number of shares of Common Stock as to which options and Stock Appreciation Rights may be granted to participants under the original Plan was not to exceed 7,000,000. An amendment to the Plan increasing the number of shares that may be issued under the Plan by 3,500,000 shares and extending the Plan for another ten years was approved by the Company’s Board of Directors on February 1, 2008 and approved by the Company’s shareholders at the Annual Meeting of Stockholders held on June 2, 2008.  On March 21, 2016 at a special meeting of the shareholders, the Plan was amended to permit grant of common stock.  Options are not transferable, are exercisable for 3 months after voluntary resignation from the Company, and terminate immediately upon involuntary termination from the Company.  The purchase price of shares subject to this Plan shall be determined at the time the options are granted, but are not permitted to be less than 85% of the fair market value of such shares on the date of grant.

On March 21, 2016, the Company’s shareholders approved a 1 for 10 reverse stock split, effective with trading on March 24, 2016.  All share and per share information in the following tables has been adjusted to reflect the impact of this reverse stock split.

In August 2018, the Tengasco, Inc. 2018 Stock Incentive Plan (the “2018 Plan”) was adopted to continue to provide an incentive to key employees, officers, directors, and consultants of the Company and its present and future subsidiary corporations, and to offer an additional inducement in obtaining the services of such individuals.  The 2018 Plan contains the same substantive terms as the Company’s previous stock incentive plan adopted in October 2000 and thereafter amended until its expiration on January 10, 2018.  The 2018 Plan provided an aggregate number of shares for which shares, options, and stock appreciation rights may be issued equal to the number of shares that had been available for issuance in the previous plan upon expiration.  The 2018 Plan was approved by a majority of the Company’s shareholders acting on written consents and the shares thereunder were subject to Registration Statement on Form S-8 filed August 27, 2018.

The following table summarizes stock option activity in 2019 and 2018:

	2019		2018
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	16,875	$3.18	30,000	$3.73
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Expired/cancelled	(7,500)	$4.43	(13,125)	$4.43
Outstanding, end of year	9,375	$2.18	16,875	$3.18
Exercisable, end of year	9,375	$2.18	16,875	$3.18

The following table summarizes information about stock options outstanding and exercisable at December 31, 2019:

Weighted Average Exercise Price	Options Outstanding (shares)	Weighted Average Remaining Contractual Life (years)	Options Exercisable (shares)
$2.50	1,875	—	1,875
$2.30	1,875	0.2	1,875
$2.70	1,875	0.5	1,875
$2.20	1,875	0.8	1,875
$1.20	1,875	1.0	1,875
	9,375		9,375

During 2019 and 2018, the Company issued no additional options to any of the three non-executive directors.

In addition, during 2019, the Company issued 19,485 shares of common stock to the Directors and to the CEO.  The shares issued to Directors was in lieu of stock options and vested immediately.  The shares issued to the CEO was in lieu of a portion of the quarterly cash payment paid for service as the Company’s CEO and vested immediately.  The company recorded compensation expense of approximately $17,000 as a result of the stock issuances.  In addition, during 2018, the Company issued 19,366 shares of common stock to the Directors and to the CEO.  The shares issued to Directors was in lieu of stock options and vested immediately.  The shares issued to the CEO was in lieu of a portion of the quarterly cash payment paid for service as the Company’s CEO and vested immediately.  The company recorded compensation expense of approximately $23,000 as a result of the stock issuances.

Rights Agreement

Effective March 17, 2017 the Board of Directors declared a dividend of one right (a “Right”) for each of the Company’s issued and outstanding shares of common stock, $0.001 par value per share (“Common Stock”). The dividend was paid to the stockholders of record at the close of business on March 27, 2017 (the “Record Date”). Each Right entitles the registered holder, subject to the terms of the Rights Agreement dated as of March 16, 2017 (the “Rights Agreement”) between the Company and the Rights Agent, Continental Stock Transfer & Trust Company, to purchase from the Company one one-thousandth of a share of the Company’s Series A Preferred Stock at a price of $1.10 (the “Exercise Price”), subject to certain adjustments.

The purpose of the Rights Agreement is to reduce the risk that the Company’s ability to use its net operating losses to reduce potential future federal income tax obligations would be limited if the Company’s experiences an “ownership change,” as defined in Section 382 of the Internal Revenue Code. A company generally experiences an ownership change if the percentage of its stock owned by its “5-percent shareholders,” as defined in Section 382 of the Tax Code, increases by more than 50 percentage points over a rolling three-year period. The Rights Agreement is designed to reduce the likelihood that the Company will experience an ownership change under Section 382 of the Tax Code by discouraging any person or group from becoming a 4.95% shareholder and also discouraging any existing 4.95% (or more) shareholder from acquiring additional shares of the Company’s stock.

The Rights will not be exercisable until the “Distribution Date”, which is generally defined as the earlier to occur of:(i) a public announcement or filing that a person or group has, become an “Acquiring Person” which is defined as a person or group of affiliated or associated persons or persons acting in concert who, at any time after the date of the Rights Agreement, have acquired, or obtained the right to acquire, beneficial ownership of 4.95% or more of the Company’s outstanding shares of Common Stock; or a person or group currently owning 4.95% (or more) of the Company’s outstanding shares acquires additional shares of the Company’s stock; subject to certain exceptions; or (ii) the commencement of, or announcement of an intention to commence, a tender offer or exchange offer the consummation of which would result in any person becoming an Acquiring Person.

The Rights, unless extended by the Board of Directors originally scheduled to expire prior to the earlier of March 16, 2020; or a date the Board of Directors determines by resolution in its business judgment that the Agreement is no longer necessary or appropriate; or in certain other specified circumstances.  On March 16, 2020 the Board of Directors by unanimous resolution acting with meeting determined to extend the expiration date of the Rights Agreement to March 16, 2021 as expressly contemplated by the Rights Agreement.

At any time after any person or group of affiliated or associated persons becomes an Acquiring Person, the Board, at its option, may exchange each Right (other than Rights owned by such person or group of affiliated or associated persons which will have become void), in whole or in part, at an exchange ratio of two shares of Common Stock per outstanding Right (subject to adjustment).

For further information on the Rights Agreement, please refer to the Rights Agreement that was attached in full as an exhibit to the Company’s Form 8-K filed with SEC on March 17, 2017.